21. EMPLOYEES BENEFITS PLANS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FAF [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 3,771,792	R$ 3,193,931
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	7.28%	9.36%
FAF [Member] | Fixed income [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 2,542,188	R$ 2,306,657
Percentage of plan assets at fair value	67.40%	72.20%
FAF [Member] | Variable income [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 524,279	R$ 362,511
Percentage of plan assets at fair value	13.90%	11.30%
FAF [Member] | Real estate [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 369,636	R$ 271,165
Percentage of plan assets at fair value	9.80%	8.50%
FAF [Member] | Structured investments [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 313,059	R$ 233,476
Percentage of plan assets at fair value	8.30%	7.30%
FAF [Member] | Transactions with participants [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 22,630	R$ 20,122
Percentage of plan assets at fair value	0.60%	0.70%
Plans I and II [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 29,580	R$ 27,819
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	7.02%	7.50%
Plans I and II [Member] | Fixed income [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 28,396	R$ 24,021
Percentage of plan assets at fair value	96.00%	86.40%
Plans I and II [Member] | Variable income [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 444	R$ 2,260
Percentage of plan assets at fair value	1.50%	8.10%
Plans I and II [Member] | Structured investments [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value	R$ 740	R$ 1,472
Percentage of plan assets at fair value	2.50%	5.30%
Plans I and II [Member] | Transactions with participants [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Plan assets at fair value		R$ 66
Percentage of plan assets at fair value		0.20%